		Perkins Discovery Fund
		Schedule of Investments
		June 30, 2021 (unaudited)

		Shares	Fair Value
96.36%	COMMON STOCKS

7.71%	CONSUMER DISCRETIONARY
	iMedia Brands, Inc.	56,000	$450,800
	Magnite, Inc.*	20,000	676,800
	Perion Network Ltd.*	26,500	567,630

			1,695,230
2.07%	FINANCIALS

	FlexShopper, Inc.*	153,500	455,895
16.56%	HEALTH CARE DRUGS/SERVICES
	ANI Pharmaceuticals, Inc.	12,650	443,382
	NeoGenomics, Inc.*	22,000	993,740
	Paratek Pharmaceuticals, Inc.*	62,500	426,250
	Veracyte, Inc.*	21,500	859,570
	Vericel Corp.*	17,500	918,750

			3,641,692
7.57%	HEALTH CARE MANUFACTURING

	AtriCure, Inc.*	15,000	1,189,950
	Fluidigm Corp.*	77,000	474,320
			1,664,270
18.56%	HEALTH CARE SUPPLIES

	Antares Pharma, Inc.*	125,000	545,000
	Axogen, Inc.*	32,500	702,325
	Biolase, Inc.*	475,000	331,598
	BioLife Solutions, Inc.*	16,500	734,415
	Cardiovascular Systems, Inc.*	17,000	725,050
	Cryoport, Inc.*	10,000	631,000
	Exagen Inc.*	27,500	412,225

			4,081,613
9.86%	HEALTH CARE SUPPORT
	Natera, Inc.*	12,500	1,419,125
	Option Care Health, Inc.*	22,500	492,075
	Rockwell Medical, Inc.*	282,500	257,103

			2,168,303
11.91%	HEALTH CARE TECHNOLOGY
	Castlight Health, Inc.*	225,000	591,750
	Fortress Biotech, Inc.*	109,000	389,130
	IsoRay, Inc.*	247,500	197,480
	OptimizeRx Corp.*	17,000	1,052,300
	Streamline Health Solutions, Inc.*	220,000	389,400

			2,620,060
1.82%	INDUSTRIAL

	Agrify Corp.*	29,000	345,100
	Capstone Turbine Corp.*	10,000	56,200

			401,300
14.67%	INFORMATION TECHNOLOGY
	Airgain, Inc.*	15,500	319,610
	Akoustis Technologies, Inc.*	35,000	374,850
	Cantaloupe, Inc.*	60,000	711,600
	Digi International Inc.*	20,500	412,255
	Inuvo Inc.*	425,000	410,168
	Perficient, Inc.*	7,100	570,982
	Qumu Corp.*	13,500	38,880
	Zix Corp.*	55,000	387,750

			3,226,095
5.63%	SOFTWARE SERVICES
	Asure Software, Inc.*	42,000	372,540
	CynergisTek, Inc.*	170,000	345,100
	ePlus Inc.*	6,000	520,140

			1,237,780
96.36%	TOTAL COMMON STOCKS		21,192,238

	Perkins Discovery Fund
	Schedule of Investments
	June 30, 2021 (unaudited)

		Shares	Fair Value

6.05%	SHORT-TERM INVESTMENTS
	Fidelity Investments Money Market Government Portfolio
	Institutional Class 0.01%**	1,331,428	1,331,428

102.41%	TOTAL INVESTMENTS		22,523,666
(2.41%)	Liabilities in excess of other assets		(530,330)

100.00%	NET ASSETS		$21,993,336

*Non-income producing

**Effective 7 day yield as of June 30, 2021

Perkins Discovery Fund

Schedule of Investments

June 30, 2021 (unaudited)

Shares	Fair Value

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2021:

	Level 1	Level 2		Level 3
		Other Significant		Significant
		Observable		Unobservable
	Quoted Prices	Inputs		Inputs	Total
Common Stocks	$21,192,238		$-	$-	$21,192,238
Short-Term Investments	1,331,428		-	-	1,331,428
Total Investments	$22,523,666		$-	$-	$22,523,666

The Fund held no Level 3 securities at any time during the period.
There were no transfers into or out of Levels 1 and 2 during the period ended June 30, 2021.
At June 30, 2021, the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $12,124,506 and the related tax-based net unrealized appreciation (depreciation) consists of:
		Gross unrealized appreciation			$11,076,000
		Gross unrealized depreciation			(676,840)
		Net unrealized appreciation			$10,399,160